Filed pursuant to Rule 497(j)

Registration Nos. 333-03715 and 811-07619

[ON CHAPMAN AND CUTLER LLP LETTERHEAD]

December 30, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Nuveen Investment Trust (the “Registrant”)
File No. 333-03715

Ladies and Gentlemen:

On behalf of the Registrant, in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the “Registration Statement”) of the Registrant and its series, Nuveen Large Cap Value Fund, Nuveen Large Cap Core Fund, Nuveen Large Cap Growth Fund, Nuveen Concentrated Core Fund, Nuveen Core Dividend Fund, Nuveen Large Cap Core Plus Fund and Nuveen Equity Market Neutral Fund, does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. Post-Effective Amendment No. 126, which was the most recent amendment to the Registration Statement, was filed electronically with the Securities and Exchange Commission on December 29, 2016.

If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Very truly yours,

CHAPMAN AND CUTLER LLP

By:	/s/ Morrison C. Warren
Morrison C. Warren